Nationwide Life Insurance Company:
•  Nationwide Variable Account - II
•  Nationwide Variable Account - 4
•  Nationwide Variable Account - 6
•  Nationwide Variable Account - 7
•  Nationwide Variable Account - 8
•  Nationwide Variable Account - 9
•  Nationwide Variable Account - 10
•  Nationwide Variable Account - 13
•  Nationwide Variable Account - 14
•  Nationwide VLI Separate Account - 2
•  Nationwide VLI Separate Account - 3
•  Nationwide VLI Separate Account - 4
•  Nationwide VLI Separate Account - 6
•  Nationwide VLI Separate Account - 7

Nationwide Life and Annuity Insurance Company:
•  Nationwide VA Separate Account - B
•  Nationwide VL Separate Account - C
•  Nationwide VL Separate Account - D
•  Nationwide VL Separate Account - G

Nationwide Life Insurance Company of America
•  Nationwide Provident VLI Separate Account 1

Nationwide Life and Annuity Company of America
•  Nationwide Provident VA Separate Account A
•  Nationwide Provident VLI Separate Account A

Prospectus supplement dated July 12, 2007 to
Prospectus dated May 1, 2007

This supplement updates certain information contained in your prospectus.  Please read it and keep it with your prospectus for future reference.

Effective July 19, 2007, all references in your prospectus to Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III and/or Fidelity Variable Insurance Products Fund IV are hereby removed.  References to Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III and/or Fidelity Variable Insurance Products Fund IV shall mean Fidelity Variable Insurance Products Fund.